Financial instruments - Fair Value of Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 11,919,066	$ 11,396,212
Liabilities	5,234,259	5,193,586
At fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	117,172	94,434
At fair value | Current derivative financial instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	39,418	12,069
At fair value | Long-term derivative financial instruments (Note 10) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	77,754	82,365
At fair value | Financial assets at fair value through earnings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	240,991	212,778
At fair value | Derivative financial instruments designated as hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	23,707	33,091
At fair value | Available-for-sale
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	214,455	218,556
At fair value | Cash and cash equivalents | Financial assets at fair value through earnings | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	184,091	165,872
At fair value | Deferred compensation plan assets (Note 10) | Financial assets at fair value through earnings | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	56,900	46,906
At fair value | Current derivative financial instruments | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	12,395	8,152
At fair value | Long-term derivative financial instruments (Note 10) | Derivative financial instruments designated as hedging instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	11,312	24,939
At fair value | Long-term bonds included in funds held for clients (Note 5) | Available-for-sale | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	184,401	195,509
At fair value | Long-term investments (Note 10) | Available-for-sale | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	$ 30,054	$ 23,047